Loans Receivable and Allowance for Loan Losses - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014 Restructuring	Mar. 31, 2013 Restructuring	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer Loan - Other	2
Interest income recognized	$ 251,000	$ 201,000	$ 119,000
Accrued interest on non-accrued loans	242,000	296,000	206,000
90 Days or More Past Due	2,434,000	3,732,000
30-59 Days Past Due	2,302,000	2,085,000
Troubled Debt Restructuring [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructuring total	523,000	528,000	909,000
90 Days or More Past Due	8,000	217,000	218,000
30-59 Days Past Due			$ 34,000
Period for assumption of trouble debt restructuring	12 months	12 months
Number of defaults of new troubled debt restructuring	0	0
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan on non accrual status	90 days	90 days
Non accrual status to satisfy the loan terms	6 months	6 months